RISK MANAGEMENT - Loans and financial leases by classification and type of collateral (Details) - COP ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
RISK MANAGEMENT
Loans and financial leases	$ 220,323,483	$ 191,409,730
Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	55,327,990	45,940,495
Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	15,869,052	14,946,478
Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	6,168,995	5,647,128
Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	632,108	534,123
Security Deposits
RISK MANAGEMENT
Loans and financial leases	880,946	620,764
Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	6,591,049	5,356,383
Collection Rights
RISK MANAGEMENT
Loans and financial leases	5,428,059	4,360,893
Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	10,220,347	7,953,317
Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	119,204,937	106,050,149
Commercial Loans
RISK MANAGEMENT
Loans and financial leases	114,911,843	98,659,287
Commercial Loans | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	25,087,070	20,197,850
Commercial Loans | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases	632,108	533,921
Commercial Loans | Security Deposits
RISK MANAGEMENT
Loans and financial leases	427,921	257,602
Commercial Loans | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	6,190,851	4,894,425
Commercial Loans | Collection Rights
RISK MANAGEMENT
Loans and financial leases	5,389,352	4,323,241
Commercial Loans | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	3,412,129	2,775,786
Commercial Loans | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	73,772,412	65,676,462
Consumer loans
RISK MANAGEMENT
Loans and financial leases	48,363,040	41,055,939
Consumer loans | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	1,700,588	1,625,193
Consumer loans | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	54
Consumer loans | Stand by Letter of Credit
RISK MANAGEMENT
Loans and financial leases		202
Consumer loans | Security Deposits
RISK MANAGEMENT
Loans and financial leases	348,964	328,212
Consumer loans | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	5,642	5,796
Consumer loans | Collection Rights
RISK MANAGEMENT
Loans and financial leases	38,094	36,910
Consumer loans | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	6,707,149	5,131,570
Consumer loans | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	39,562,549	33,928,056
Financial Leases
RISK MANAGEMENT
Loans and financial leases	25,119,628	24,503,317
Financial Leases | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	132
Financial Leases | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	15,868,852	14,946,258
Financial Leases | Goods Given in Leasing Other Than Real Estate
RISK MANAGEMENT
Loans and financial leases	6,168,941	5,647,128
Financial Leases | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	93,877	100,402
Financial Leases | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases		133
Financial Leases | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	2,987,826	3,809,396
Mortgages
RISK MANAGEMENT
Loans and financial leases	30,646,787	25,959,112
Mortgages | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	28,131,226	23,877,715
Mortgages | Goods Given in Real Estate Leasing
RISK MANAGEMENT
Loans and financial leases	200	220
Mortgages | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	97,455	41,429
Mortgages | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	2,417,906	2,039,748
Small Business Loans
RISK MANAGEMENT
Loans and financial leases	1,282,185	1,232,075
Small Business Loans | Real Estate and Residential
RISK MANAGEMENT
Loans and financial leases	408,974	239,737
Small Business Loans | Security Deposits
RISK MANAGEMENT
Loans and financial leases	104,061	34,950
Small Business Loans | Guarantee Fund
RISK MANAGEMENT
Loans and financial leases	300,679	355,760
Small Business Loans | Collection Rights
RISK MANAGEMENT
Loans and financial leases	613	742
Small Business Loans | Other Collateral (Pledges)
RISK MANAGEMENT
Loans and financial leases	3,614	4,399
Small Business Loans | Without Guarantee (Uncovered Balance)
RISK MANAGEMENT
Loans and financial leases	$ 464,244	$ 596,487